SHARE-BASED COMPENSATION - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended					12 Months Ended
	Aug. 31, 2021	Nov. 30, 2020	Nov. 30, 2019	Oct. 31, 2018	Sep. 30, 2016	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Options granted in period							108,000
Options cancelled					2,377,000
Unrecognized share-based compensation expense recognized											¥ 39,390
Weighted average grant date fair value of options granted							¥ 18.60		¥ 14.78		¥ 50.36
Total unrecognized compensation cost related to non-vested stock options							¥ 12,940
Total unrecognized compensation cost related to non-vested stock options, weighted-average period							1 year 10 months 28 days
Two Thousand Eighteen incentive paln
Options cancelled				1,169,000
Two Thousand Nineteen Incentive Plan
Options granted in period	108,400	1,583,000	288,000
Options exercise price	¥ 3.5	¥ 3.5	¥ 3.5
Jiayin Finance
Percentage of total outstanding shares					27.00%
Jiayin Finance | Share-based Compensation Award, Tranche One
Options granted in period					13,321,500
Options exercise price					¥ 3.5
Jiayin Finance | Share-based Compensation Award, Tranche One | Employee Stock
Options life					4 years 6 months
Options vesting percentage										30.00%		30.00%	25.00%	15.00%
Jiayin Finance | Share-based Compensation Award, Tranche Two
Options granted in period				2,851,600
Options exercise price				¥ 3.5
Jiayin Finance | Share-based Compensation Award, Tranche Two | Employee Stock
Options life				4 years 6 months
Options vesting percentage						30.00%		30.00%		25.00%		15.00%
Jiayin Finance | Employee incentive plan
Shares that will be used under the Plan					13,500,000